UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  900 3rd Avenue, 29th Floor
          New York, NY 10022

13 File Number: 28-06151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  April 30, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    50881

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN PWR CONVERSION CORP   COMMON STOCK     029066107      258    20000 SH       SOLE                  20000        0        0
D APPLE COMPUTER INC COM         COMMON STOCK     037833100     6891   312250 SH       SOLE                 312250        0        0
D AT&T CORP LIBERTY MEDIA GROUP  COMMON STOCK     001957208     5075   362500 SH       SOLE                 362500        0        0
D DOW JONES & CO INC COM         COMMON STOCK     260561105     1832    35000 SH       SOLE                  35000        0        0
D FEDEX CORPORATION COM STK      COMMON STOCK     31428X106    13596   326200 SH       SOLE                 326200        0        0
D LOCKHEED MARTIN CORP  COM      COMMON STOCK     539830109     2816    79000 SH       SOLE                  79000        0        0
D MATTEL INC COM                 COMMON STOCK     577081102     5805   327200 SH       SOLE                 327200        0        0
D NEXTEL PARTNRS CL A COM STK    COMMON STOCK     65333F107      275    20000 SH       SOLE                  20000        0        0
D NORTHROP CORP COM              COMMON STOCK     666807102     2697    31000 SH       SOLE                  31000        0        0
D RITE AID CORPORATION COM       COMMON STOCK     767754104     2509   375000 SH       SOLE                 375000        0        0
D WEBMD CORP COM                 COMMON STOCK     94769M105     5576  1002500 SH       SOLE                1002500        0        0
D WORLDCOM INC COM STK           COMMON STOCK     98157D106     3551   190000 SH       SOLE                 190000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               50881        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED